Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 627,783	₩ 1,055,895	₩ 603,332
Loans recorded as allowance for doubtful accounts	916,790	1,094,464	₩ 977,771	₩ 999,678
Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	2,950
Loans [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	147,980	₩ 258,957
Loans [member] | Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	₩ 2,950